Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital	Share Subscriptions Received	Other Comprehensive Income / Loss	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Aug. 05, 2010
Beginning Balance, Shares at Aug. 05, 2010
Issuance of founders' shares, Amount
Issuance of founders' shares, Shares	1
Common stock issued for cash, Amount	2,334	1,787,104				1,789,438
Common stock issued for cash, Shares	2,333,720
Common stock issued for services, Amount	4,105	793,537				797,642
Common stock issued for services, Shares	4,105,045
Common stock issued in advance of services, Amount	350	349,650				350,000
Common stock issued in advance of services, Shares	350,000
Recapitalization pursuant to reverse merger, Amount	1,212	(2,162)				(950)
Recapitalization pursuant to reverse merger, Shares	1,212,000
Stock issued to settle debt, Amount	645	1,169,298				1,169,943
Stock issued to settle debt, Shares	644,886
Relative fair value of warrants attached to common stock issued		73,791				73,791
Employee stock options granted for services		16,507				16,507
Warrants granted for services		390,529				390,529
Other comprehensive income (loss)				4,638		4,638
Net loss					(3,502,583)	(3,502,583)
Ending Balance, Amount at Dec. 31, 2011	8,646	4,578,254		4,638	(3,502,583)	1,088,955
Ending Balance, Shares at Dec. 31, 2011	8,645,652
Common stock issued for cash, Amount	1,428	2,574,947				2,576,375
Common stock issued for cash, Shares	1,427,604
Common stock issued for services, Amount	118	206,910				207,028
Common stock issued for services, Shares	118,306
Employee stock options granted for services		858,413				858,413
Warrants granted for services		224,988				224,988
Other comprehensive income (loss)				(38,914)		(38,914)
Net loss					(4,083,050)	(4,083,050)
Ending Balance, Amount at Dec. 31, 2012	10,192	8,443,512		(34,276)	(7,585,633)	833,795
Ending Balance, Shares at Dec. 31, 2012	10,191,562
Common stock issued for cash, Amount	1,433	2,826,817				2,828,250
Common stock issued for cash, Shares	1,432,712
Common stock issued for services, Amount	15	30,735				30,750
Common stock issued for services, Shares	15,000
Common stock issued for debt, Amount	40	84,967				85,007
Common stock issued for debt, Shares	40,483
Employee stock options granted for services		282,012				282,012
Warrants granted for services		356,668				356,668
Other comprehensive income (loss)				(25,519)		(25,519)
Net loss					(3,710,289)	(3,710,289)
Ending Balance, Amount at Dec. 31, 2013	$ 11,680	$ 12,024,711		$ (59,795)	$ (11,295,922)	$ 680,674
Ending Balance, Shares at Dec. 31, 2013	11,679,757